Capital Purchase Program (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Fair Value of Warrant

The assumptions used to calculate the fair value of the warrant are summarized below:

Assumption	Value
Contractual term	10 years
Exercise price	$31.53
Estimated fair value of company stock	$29.14
Expected life	10 years
Risk-free rate over expected life of the warrant	2.36%
Expected volatility	28.40%
Expected dividend yield	3.85%